Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Change in Non-Cash Working Capital
Change in
Non-Cash
Working Capital

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2023	2022	2023	2022

Change in non-cash working capital

Accounts receivable	$2,132	$12,630	$2,981	$(1,972)

Cobalt inventory	187	(1,392)	815	(594)

Accounts payable and accrued liabilities	452	(2,140)	(3,004)	(4,353)

Other	(1,086)	(1,733)	(1,179)	(1,634)

Total change in non-cash working capital	$1,685	$7,365	$(387)	$(8,553)

Summary of Cash and Cash Equivalents
Cash and Cash Equivalents

(in thousands)	June 30 2023	December 31 2022
Cash and cash equivalents comprised of:

Cash	$356,426	$170,155

Cash equivalents	472,411	525,934

Total cash and cash equivalents	$828,837	$696,089